Quarterly Holdings Report
for
Fidelity Advisor® Technology Fund
April 30, 2024
AFTF-NPRT3-0624
1.800330.120
Common Stocks - 98.0%
	Shares	Value ($)
Broadline Retail - 1.2%
Broadline Retail - 1.2%
Amazon.com, Inc. (a)	368,700	64,522,500
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	9,410	2,696,379
Communications Equipment - 3.1%
Communications Equipment - 3.1%
Cisco Systems, Inc.	3,715,900	174,572,982
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc. (NASDAQ)	29,110	993,524
Electronic Equipment, Instruments & Components - 0.3%
Electronic Equipment & Instruments - 0.3%
Keysight Technologies, Inc. (a)	126,300	18,684,822
Entertainment - 0.6%
Movies & Entertainment - 0.6%
Netflix, Inc. (a)	63,666	35,057,046
Ground Transportation - 2.7%
Cargo Ground Transportation - 0.0%
TuSimple Holdings, Inc. (a)	86,300	32,794
Passenger Ground Transportation - 2.7%
Lyft, Inc. (a)	713,642	11,161,361
Uber Technologies, Inc. (a)	2,130,764	141,205,730
		152,367,091
TOTAL GROUND TRANSPORTATION		152,399,885
Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Airbnb, Inc. Class A (a)	442,300	70,135,511
Interactive Media & Services - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc.:
Class A	15,600	693,264
Class B	254,214	11,297,270
		11,990,534
IT Services - 4.8%
Internet Services & Infrastructure - 4.8%
MongoDB, Inc. Class A (a)	97,742	35,693,424
Okta, Inc. (a)	1,695,158	157,615,791
Shopify, Inc. Class A (a)	1,101,800	77,346,360
		270,655,575
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(b)	387,462	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(b)	387,462	201,802
Semiconductors & Semiconductor Equipment - 42.0%
Semiconductor Materials & Equipment - 2.4%
ASML Holding NV (Netherlands)	71,600	63,627,873
Teradyne, Inc.	637,400	74,142,368
		137,770,241
Semiconductors - 39.6%
Arm Holdings Ltd. ADR (c)	323,600	32,751,556
Astera Labs, Inc. (c)	93,819	7,952,098
Astera Labs, Inc.	447,653	37,943,068
GlobalFoundries, Inc. (a)	3,139,706	153,468,829
Marvell Technology, Inc.	3,757,064	247,628,088
Microchip Technology, Inc.	291,600	26,821,368
Micron Technology, Inc.	244,700	27,641,312
NVIDIA Corp.	1,239,108	1,070,614,095
NXP Semiconductors NV	1,076,445	275,774,445
ON Semiconductor Corp. (a)	3,483,732	244,418,637
Taiwan Semiconductor Manufacturing Co. Ltd.	4,502,000	107,603,183
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(d)	27,709	50,985
		2,232,667,664
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,370,437,905
Software - 28.6%
Application Software - 8.1%
Bill Holdings, Inc. (a)	459,600	28,660,656
Convoy, Inc. warrants (a)(b)(d)	5,358	0
CoreWeave, Inc. (b)(d)	23,100	9,013,851
Datadog, Inc. Class A (a)	467,488	58,669,744
Dynatrace, Inc. (a)	796,100	36,071,291
HubSpot, Inc. (a)	57,503	34,781,840
Manhattan Associates, Inc. (a)	136,877	28,204,875
Palantir Technologies, Inc. (a)	468,100	10,284,157
Pine Labs Private Ltd. (a)(b)(d)	3,660	1,196,747
Salesforce, Inc.	925,239	248,833,777
		455,716,938
Systems Software - 20.5%
Microsoft Corp.	2,389,600	930,342,968
Rubrik, Inc. (c)	14,700	470,694
ServiceNow, Inc. (a)	328,569	227,806,745
		1,158,620,407
TOTAL SOFTWARE		1,614,337,345
Technology Hardware, Storage & Peripherals - 13.2%
Technology Hardware, Storage & Peripherals - 13.2%
Apple, Inc.	4,064,916	692,377,142
Seagate Technology Holdings PLC	303,655	26,087,001
Super Micro Computer, Inc. (a)	28,900	24,819,320
		743,283,463
TOTAL COMMON STOCKS (Cost $2,927,253,128)		5,529,969,273

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(d)	482,616	10,352,113

Broadline Retail - 0.1%
Broadline Retail - 0.1%
Meesho:
Series E1(b)(d)	3,406	190,736
Series F(a)(b)(d)	46,600	2,654,802
		2,845,538
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(d)	14,100	523,110

Electronic Equipment, Instruments & Components - 0.2%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. Series E (a)(b)(d)	9,477,386	7,487,135

Technology Distributors - 0.1%
VAST Data Ltd.:
Series A(b)(d)	30,141	542,538
Series A1(b)(d)	74,185	1,335,330
Series A2(b)(d)	85,337	1,536,066
Series B(b)(d)	67,904	1,222,272
Series C(b)(d)	1,979	35,622
Series E(b)(d)	64,886	1,167,948
		5,839,776
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		13,326,911

Financial Services - 0.0%
Diversified Financial Services - 0.0%
Akeana Series C (b)(d)	35,600	451,408
Tenstorrent Holdings, Inc. Series C1 (b)(d)	12,823	773,355
		1,224,763
Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(d)	500	125,670

Interactive Media & Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(d)	26,036	6,000,517

Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(d)	151,757	3,387,216

Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc.:
Series B(a)(b)(d)	231,000	1,547,700
Series B1(a)(b)(d)	100,683	773,245
		2,320,945
Semiconductors - 0.1%
Retym, Inc. Series C (b)(d)	139,441	1,130,867
Xsight Labs Ltd.:
Series D(a)(b)(d)	101,300	519,669
Series D1(b)(d)	92,364	682,570
		2,333,106
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		4,654,051

Software - 0.3%
Application Software - 0.3%
Anthropic PBC Series B (b)(d)	190,100	5,703,855
Convoy, Inc. Series D (a)(b)(d)	81,762	1
Databricks, Inc.:
Series G(a)(b)(d)	37,800	2,972,214
Series H(a)(b)(d)	99,786	7,846,173
Series I(b)(d)	1,265	99,467
		16,621,710
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(b)(d)	82,421	1,755,567
Series C2(b)(d)	12,946	327,663
		2,083,230
TOTAL CONVERTIBLE PREFERRED STOCKS		61,144,829
Nonconvertible Preferred Stocks - 0.1%
Software - 0.1%
Application Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(b)(d)	8,747	2,860,094
Series A(a)(b)(d)	2,186	714,778
Series B(a)(b)(d)	2,378	777,558
Series B2(a)(b)(d)	1,923	628,783
Series C(a)(b)(d)	3,578	1,169,934
Series C1(a)(b)(d)	754	246,543
Series D(a)(b)(d)	806	263,546
		6,661,236
TOTAL PREFERRED STOCKS (Cost $71,602,712)		67,806,065

Corporate Bonds - 0.1%
	Principal Amount (e)	Value ($)
Convertible Bonds - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(d)	301,574	301,574

Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(d)	35,680	0

TOTAL CONVERTIBLE BONDS		301,574
Nonconvertible Bonds - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(d)	2,982,393	2,986,270

TOTAL CORPORATE BONDS (Cost $3,319,647)		3,287,844

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Enevate Corp. 6% (b)(d)(f)	492,835	520,237
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (b)(d)	294,497	321,120
TOTAL PREFERRED SECURITIES (Cost $787,332)		841,357

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	85,172,124	85,189,158
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	18,254,675	18,256,500
TOTAL MONEY MARKET FUNDS (Cost $103,445,658)		103,445,658

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $3,106,408,477)	5,705,350,197
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(63,926,911)
NET ASSETS - 100.0%	5,641,423,286

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,196,849 or 1.5% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	454,284

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	2,982,393

Anthropic PBC Series B	3/22/24	5,932,010

ByteDance Ltd. Series E1	11/18/20	2,852,873

Convoy, Inc. Series D	10/30/19	1,107,057

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	35,680

CoreWeave, Inc.	11/29/23	7,157,766

Databricks, Inc. Series G	2/01/21	2,234,836

Databricks, Inc. Series H	8/31/21	7,332,688

Databricks, Inc. Series I	9/14/23	92,978

Diamond Foundry, Inc. Series C	3/15/21	3,642,168

Discord, Inc. Series I	9/15/21	275,312

Enevate Corp. Series E	1/29/21	10,507,436

Enevate Corp. 6%	11/02/23	492,835

GoBrands, Inc. Series G	3/02/21	3,521,014

Lightmatter, Inc. Series C	5/19/23	1,356,386

Lightmatter, Inc. Series C2	12/18/23	336,619

Meesho Series E1	4/18/24	190,736

Meesho Series F	9/21/21	3,572,929

Pine Labs Private Ltd.	6/30/21	1,364,668

Pine Labs Private Ltd. Series 1	6/30/21	3,261,406

Pine Labs Private Ltd. Series A	6/30/21	815,072

Pine Labs Private Ltd. Series B	6/30/21	886,661

Pine Labs Private Ltd. Series B2	6/30/21	717,010

Pine Labs Private Ltd. Series C	6/30/21	1,334,093

Pine Labs Private Ltd. Series C1	6/30/21	281,136

Pine Labs Private Ltd. Series D	6/30/21	300,525

Relativity Space, Inc. Series E	5/27/21	11,020,585

Retym, Inc. Series C	5/17/23 - 6/20/23	1,085,102

Sima Technologies, Inc. Series B	5/10/21	1,184,429

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	713,934

Sima Technologies, Inc. 10% 12/31/27	4/08/24	301,574

Tenstorrent Holdings, Inc. Series C1	4/23/21	762,398

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	294,497

VAST Data Ltd. Series A	11/28/23	331,551

VAST Data Ltd. Series A1	11/28/23	816,035

VAST Data Ltd. Series A2	11/28/23	938,707

VAST Data Ltd. Series B	11/28/23	746,944

VAST Data Ltd. Series C	11/28/23	21,769

VAST Data Ltd. Series E	11/28/23	1,427,492

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	809,995

Xsight Labs Ltd. Series D1	1/11/24	738,543

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,460,075	900,570,796	827,842,057	3,599,127	344	-	85,189,158	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	5,023,259	157,634,848	144,401,607	20,737	-	-	18,256,500	0.1%
Total	17,483,334	1,058,205,644	972,243,664	3,619,864	344	-	103,445,658

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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